FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2016
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

15) FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

a) Fair Value Measurements

At December 31, 2016, the carrying value of cash, restricted cash, accounts receivable, accounts payable, dividends payable and bank credit facilities approximated their fair value due to the short-term maturity of the instruments.

At December 31, 2016 senior notes included in long‑term debt had a carrying value of $716.0 million and a fair value of $771.0 million (December 31, 2015 - $1,137.2  million and $1,220.8  million, respectively).

There were no transfers between fair value hierarchy levels during the year.

b) Derivative Financial Instruments

The derivative financial assets and credits on the Consolidated Balance Sheets result from recording derivative financial instruments at fair value.

The following tables summarize the change in fair value for the respective years:

				Income
Gain/(Loss) ($ thousands)	December 31, 2016	December 31, 2015	December 31, 2014	Statement Presentation
Equity Swaps	$3,582	$(2,097)	$(9,282)	General and administrative expense
Electricity Swaps	1,135	(408)	(1,275)	Operating expense
Cross Currency Interest Rate Swap:
Interest	—	—	(580)	Interest expense
Foreign Exchange	—	—	16,128	Foreign exchange
Foreign Exchange Derivatives	—	(21,847)	6,149	Foreign exchange
Commodity Derivative Instruments:
Oil	(96,238)	(99,790)	182,019	Commodity derivative
Gas	(13,505)	(45,194)	48,879	instruments
Total Unrealized Gain/(Loss)	$(105,026)	$(169,336)	$242,038

The following table summarizes the effect of Enerplus’ commodity derivative instruments on the Consolidated Statements of Income/(Loss):

($ thousands)	2016	2015	2014
Change in fair value gain/(loss)	$(109,743)	$(144,984)	$230,898
Net realized cash gain/(loss)	80,346	287,708	3,475
Commodity derivative instruments gain/(loss)	$(29,397)	$142,724	$234,373

The following table summarizes the fair values at the respective year ends:

	December 31, 2016		December 31, 2015
	Liabilities		Assets	Liabilities
($ thousands)	Current	Long-term	Current	Current	Long-term
Electricity Swaps	$641	$—	$—	$1,776	$—
Equity Swaps	1,044	891	—	2,324	3,193
Commodity Derivative Instruments:
Oil	17,466	11,375	67,397	—	—
Gas	9,464	—	4,041	—	—
Total	$28,615	$12,266	$71,438	$4,100	$3,193

c) Risk Management

In the normal course of operations, Enerplus is exposed to various market risks, including commodity prices, foreign exchange, interest rates and equity prices, credit risk and liquidity risk.

i)Market Risk

Market risk is comprised of commodity price, foreign exchange, interest rate and equity price risk.

Commodity Price Risk:

Enerplus manages a portion of commodity price risk through a combination of financial derivative and physical delivery sales contracts. Enerplus’ policy is to enter into commodity contracts subject to a maximum of 80% of forecasted production volumes net of royalties and production taxes.

The following tables summarize Enerplus’ price risk management positions at February 23, 2017:

Crude Oil Instruments:

Instrument Type(1)	bbls/day	US$/bbl(1)

Jan 1, 2017 – Jun 30, 2017
WTI Swap	2,000	53.50
WTI Purchased Put	14,000	50.29
WTI Sold Call	14,000	61.14
WTI Sold Put	14,000	38.94
WCS Differential Swap	2,000	(14.75)

Jul 1, 2017 – Dec 31, 2017
WTI Swap	2,000	53.50
WTI Purchased Put	18,000	50.61
WTI Sold Call	18,000	60.33
WTI Sold Put	18,000	39.62
WCS Differential Swap	2,000	(14.75)

Jan 1, 2018 – Dec 31, 2018
WTI Swap	3,000	53.73
WTI Purchased Put	9,500	54.00
WTI Sold Call	9,500	63.09
WTI Sold Put	9,500	43.13

Jan 1, 2019 – Mar 31, 2019
WTI Swap	3,000	53.73
WTI Purchased Put	1,000	56.00
WTI Sold Call	1,000	70.00
WTI Sold Put	1,000	45.00

Apr 1, 2019 – Dec 31, 2019
WTI Purchased Put	4,000	54.69
WTI Sold Call	4,000	66.18
WTI Sold Put	4,000	43.75
(1)	Transactions with a common term have been aggregated and presented as the weighted average price/bbl.

Natural Gas Instruments:

Instrument Type(1)	MMcf/day	US$/Mcf

Jan 1, 2017 – Dec 31, 2017
NYMEX Purchased Put	50.0	2.75
NYMEX Sold Call	50.0	3.41
NYMEX Sold Put	50.0	2.06
(1)	Transactions with a common term have been aggregated and presented as the weighted average price/Mcf.

Electricity Instruments:

Instrument Type	MWh	CDN$/MWh

Jan 1, 2017 – Dec 31, 2017
AESO Power Swap(1)	6.0	44.38
(1)	Alberta Electrical System Operator (“AESO”) fixed pricing.

Physical Contracts:

Instrument Type	MMcf/day	US$/Mcf

Purchases:

Jan 1, 2017 – Oct 31, 2017
AECO-NYMEX Basis	45.0	(0.92)

Nov 1, 2017 – Oct 31, 2018
AECO-NYMEX Basis	45.0	(0.78)

Nov 1, 2018 – Oct 31, 2019
AECO-NYMEX Basis	45.0	(0.72)

Sales:

Jan 1, 2017 – Oct 31, 2017
AECO-NYMEX Basis	80.0	(0.65)

Nov 1, 2017 – Oct 31, 2018
AECO-NYMEX Basis	80.0	(0.65)

Nov 1, 2018 – Oct 31, 2019
AECO-NYMEX Basis	80.0	(0.64)

Foreign Exchange Risk:

Enerplus is exposed to foreign exchange risk in relation to its U.S. operations and U.S. dollar senior notes and working capital. Additionally, Enerplus’ crude oil sales and a portion of its natural gas sales are based on U.S. dollar indices. Enerplus manages the currency risk relating to its senior notes through the derivative instruments detailed below.

Foreign Exchange Derivatives:

During 2014, Enerplus entered into foreign exchange collars to hedge a portion of its foreign exchange exposure on U.S. dollar denominated oil and gas sales.  In 2015, Enerplus entered into foreign exchange forward rate swaps for July through December 2015 to buy US$6 million per month at an average US/CDN rate of 1.20 to partially mitigate losses on the foreign exchange collars entered into in 2014.  The foreign exchange collars and forward rate swaps matured in December 2015, and during 2015 Enerplus recognized $39.2 million in net realized foreign exchange losses (2014 – gain of $0.7 million).

During 2007 Enerplus entered into foreign exchange swaps on US$54.0 million of notional debt at an average US/CDN exchange rate of 1.02. The remaining $10.8 million notional amount under the swap was settled in October 2015 in conjunction with the final principal repayment on the US$54.0 million senior notes, resulting in a realized foreign exchange gain of $3.3 million.

During 2011 Enerplus entered into foreign exchange swaps on US$175.0 million of notional debt at approximately par. These foreign exchange swaps matured between June 2017 and June 2021 in conjunction with the principal repayments on the US$225.0 million senior notes.  During 2015 Enerplus unwound these swaps and recognized a gain of $39.9 million.

Interest Rate Risk:

At December 31, 2016, approximately 97% of Enerplus’ debt was based on fixed interest rates and 3% was based on floating interest rates. At December 31, 2016 Enerplus did not have any interest rate derivatives outstanding.

Equity Price Risk:

Enerplus is exposed to equity price risk in relation to its long‑term incentive plans detailed in Note 14. Enerplus has entered into various equity swaps maturing between 2017 and 2018 and has effectively fixed the future settlement cost on 470,000 shares at a weighted average price of $16.89 per share.

ii) Credit Risk

Credit risk represents the financial loss Enerplus would experience due to the potential non-performance of counterparties to its financial instruments. Enerplus is exposed to credit risk mainly through its joint venture, marketing and financial counterparty receivables.

Enerplus mitigates credit risk through credit management techniques, including conducting financial assessments to establish and monitor counterparties’ credit worthiness, setting exposure limits, monitoring exposures against these limits and obtaining financial assurances such as letters of credit, parental guarantees, or third party credit insurance where warranted. Enerplus monitors and manages its concentration of counterparty credit risk on an ongoing basis.

Enerplus’ maximum credit exposure at the balance sheet date consists of the carrying amount of its non‑derivative financial assets and the fair value of its derivative financial assets. At December 31, 2016 approximately 58% of Enerplus’ marketing receivables were with companies considered investment grade.

At December 31, 2016 approximately $1.9 million or 2% of Enerplus’ total accounts receivable were aged over 120 days and considered past due. The majority of these accounts are due from various joint venture partners. Enerplus actively monitors past due accounts and takes the necessary actions to expedite collection, which can include withholding production, netting amounts off future payments or seeking other remedies including legal action. Should Enerplus determine that the ultimate collection of a receivable is in doubt, it will provide the necessary provision in its allowance for doubtful accounts with a corresponding charge to earnings. If Enerplus subsequently determines an account is uncollectible the account is written off with a corresponding charge to the allowance account. Enerplus’ allowance for doubtful accounts balance at December 31, 2016 was $3.3 million (December 31, 2015 - $3.2 million).

iii) Liquidity Risk & Capital Management

Liquidity risk represents the risk that Enerplus will be unable to meet its financial obligations as they become due. Enerplus mitigates liquidity risk through actively managing its capital, which it defines as debt (net of cash) and shareholders’ capital. Enerplus’ objective is to provide adequate short and longer term liquidity while maintaining a flexible capital structure to sustain the future development of its business. Enerplus strives to balance the portion of debt and equity in its capital structure given its current oil and natural gas assets and planned investment opportunities.

Management monitors a number of key variables with respect to its capital structure, including debt levels, capital spending plans, dividends, access to capital markets, as well as acquisition and divestment activity.